ALLOWANCE FOR CREDIT LOSSES - Changes in the Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 01, 2025
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	$ 156,791	$ 141,433	$ 132,977
Provision for credit losses - loan and lease	36,525	49,211	43,074
Allowance for Loan and Lease Losses, Writeoff	(36,675)	(39,309)	(40,315)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	6,194	5,456	5,697
Allowance for Loan and Lease Losses, Writeoff, Net	(30,481)	(33,853)	(34,618)
Balance at end of year	186,487	156,791	141,433
Reserves for unfunded commitments	20,200	16,900
Westfield Bank
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	23,652
Balance at end of year		23,652
Reserves for unfunded commitments				$ 2,200
Commercial & Industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	49,987	44,319	42,313
Provision for credit losses - loan and lease	32,108	17,705	19,647
Allowance for Loan and Lease Losses, Writeoff	(21,975)	(14,648)	(19,175)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	951	2,611	1,534
Allowance for Loan and Lease Losses, Writeoff, Net	(21,024)	(12,037)	(17,641)
Balance at end of year	75,155	49,987	44,319
Commercial & Industrial | Westfield Bank
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	14,084
Balance at end of year		14,084
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	13,079	12,365	3,571
Provision for credit losses - loan and lease	4,827	4,018	13,162
Allowance for Loan and Lease Losses, Writeoff	(3,276)	(3,392)	(4,423)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	532	88	55
Allowance for Loan and Lease Losses, Writeoff, Net	(2,744)	(3,304)	(4,368)
Balance at end of year	15,162	13,079	12,365
Lease financing | Westfield Bank
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	0
Balance at end of year		0
Construction real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	19,216	11,003	13,527
Provision for credit losses - loan and lease	(2,896)	8,213	(2,524)
Allowance for Loan and Lease Losses, Writeoff	(245)	0	0
Allowance for Loan and Lease Loss, Recovery of Bad Debts	0	0	0
Allowance for Loan and Lease Losses, Writeoff, Net	(245)	0	0
Balance at end of year	16,951	19,216	11,003
Construction real estate | Westfield Bank
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	876
Balance at end of year		876
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	35,721	34,903	41,106
Provision for credit losses - loan and lease	1,786	11,232	(3)
Allowance for Loan and Lease Losses, Writeoff	(3,538)	(10,633)	(8,723)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	1,237	219	2,523
Allowance for Loan and Lease Losses, Writeoff, Net	(2,301)	(10,414)	(6,200)
Balance at end of year	38,389	35,721	34,903
Commercial real estate | Westfield Bank
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	3,183
Balance at end of year		3,183
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	17,822	18,088	12,684
Provision for credit losses - loan and lease	(3,060)	(229)	5,196
Allowance for Loan and Lease Losses, Writeoff	(167)	(143)	(39)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	137	106	247
Allowance for Loan and Lease Losses, Writeoff, Net	(30)	(37)	208
Balance at end of year	18,084	17,822	18,088
Residential real estate | Westfield Bank
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	3,352
Balance at end of year		3,352
Home equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	14,774	13,322	12,447
Provision for credit losses - loan and lease	508	1,239	600
Allowance for Loan and Lease Losses, Writeoff	(373)	(447)	(340)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	429	660	615
Allowance for Loan and Lease Losses, Writeoff, Net	56	213	275
Balance at end of year	16,035	14,774	13,322
Home equity | Westfield Bank
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	697
Balance at end of year		697
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	3,564	4,888	4,945
Provision for credit losses - loan and lease	1,112	4,852	5,944
Allowance for Loan and Lease Losses, Writeoff	(4,832)	(7,460)	(6,442)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	2,570	1,284	441
Allowance for Loan and Lease Losses, Writeoff, Net	(2,262)	(6,176)	(6,001)
Balance at end of year	3,874	3,564	4,888
Installment | Westfield Bank
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	1,460
Balance at end of year		1,460
Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	2,628	2,545	2,384
Provision for credit losses - loan and lease	2,140	2,181	1,052
Allowance for Loan and Lease Losses, Writeoff	(2,269)	(2,586)	(1,173)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	338	488	282
Allowance for Loan and Lease Losses, Writeoff, Net	(1,931)	(2,098)	(891)
Balance at end of year	2,837	2,628	$ 2,545
Credit card | Westfield Bank
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	$ 0
Balance at end of year		$ 0